PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION- Condensed statements of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating Expenses
General and administrative expenses	¥ (796,861)	$ (113,950)	¥ (659,030)	¥ (541,850)
Operating loss	780,300	111,580	669,443	(1,970,901)
Changes in the fair value of financial instruments	(314,332)	(44,949)	(74,112)	(165,930)
Share of (losses) profits from subsidiaries and consolidated VIEs	424,089		482,652	(2,482,795)
Net (loss) income attributable to VNET Group, Inc.	(251,842)	$ (36,013)	183,200	(2,643,836)
Parent Company
Operating Expenses
General and administrative expenses	(47,510)		(35,331)	(24,663)
Operating loss	(47,510)		(35,331)	(24,663)
Other loss	(25,338)		(100,547)	(94,452)
Changes in the fair value of financial instruments	(328,573)		(74,112)	(165,930)
Share of (losses) profits from subsidiaries and consolidated VIEs	144,650		393,190	(2,358,791)
Net (loss) income attributable to VNET Group, Inc.	¥ (256,771)		¥ 183,200	¥ (2,643,836)